Note 9 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]
9.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2022	December 31, 2023
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	7,875,000	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(b)	6,650,000	-
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(c)	31,100,000	38,750,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(d)	7,500,000	5,500,000
Jonathan Shipowners Ltd.	(e)	10,600,000	6,200,000
Marcos Shipping Ltd.	(f)	26,000,000	18,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(g)	18,250,000	14,250,000
Gregos Shipping Ltd.	(h)	-	23,900,000
Terataki Shipping Ltd.	(i)	-	24,400,000
		107,975,000	131,000,000
Less: Current portion		(55,765,000)	(31,200,000)
Long-term portion		52,210,000	99,800,000
Deferred charges, current portion		345,185	360,459
Deferred charges, long-term portion		397,914	638,129
Long-term bank loans, current portion net of deferred charges		55,419,815	30,839,541
Long-term bank loans, long-term portion net of deferred charges		51,812,086	99,161,871

The future annual loan repayments are as follows:

To December 31:
2024	31,200,000
2025	34,750,000
2026	9,050,000
2027	26,350,000
2028	2,600,000
Thereafter	27,050,000
Total	131,000,000

(a)

On May 30, 2019, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”) in relation to the financing of M/V “EM Astoria” and M/V “Evridiki G” totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shipping Ltd. and to provide working capital. The loan was payable in 16 equal consecutive quarterly principal installments of $375,000 followed by a balloon amount of $6,000,000 payable together with the last principal installment in May 2023. The margin of the loan was 3.90% over the Secured Overnight Financing Rate, or “SOFR”. On June 26, 2020, Eurobank agreed to defer the amount of $1,125,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in May 2023, increasing the balloon amount to $7,125,000. The loan was secured with (i) first priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. On May 30, 2023, Noumea Shipping Ltd. and Gregos Shipping Ltd. repaid the full amount of outstanding indebtedness amounting to $7,500,000, by using the Company’s own funds and became unencumbered.

(b)

On July 30, 2019, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”) for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019. The loan was payable in fourteen consecutive equal quarterly installments of $450,000 plus a balloon payment of $6,200,000 payable together with the last instalment in February 2023. The loan bore interest at SOFR plus a margin of 2.95%. The loan was secured with (i) first priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. On February 6, 2023, the Company repaid the full amount of outstanding indebtedness amounting to $6,650,000, by using the Company’s own funds and the three abovementioned vessels became unencumbered.

(c)

On November 8, 2019, the Company signed a term loan facility with Piraeus Bank S.A. (“Piraeus”) for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan was payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 payable together with the last instalment in November 2023. The loan bore interest at SOFR plus a margin of 3.50%.

On November 26, 2021, the Company signed a new facility agreement with Piraeus in addition to the existing abovementioned facility and on November 29, 2021 drew the amount of $16,500,000 in order to finance general corporate needs of the Company. The loan was payable in sixteen consecutive quarterly instalments, the first four in the amount of $1,500,000 each, the next eleven in the amount of $560,000 each and a final balloon instalment of $4,340,000. The loan bore interest at SOFR plus a margin of 2.60%. The Company paid loan arrangement fees of $115,000 within 2021 for this loan.

On July 13, 2023, the Company signed and drew a new term loan facility with Piraeus of $40,000,000 in order to refinance all the outstanding amounts of the two previous loans amounting to $28,380,000 as of the date of refinancing and provide working capital to cover general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments in the amount of $1,250,000 each and a final balloon instalment of $20,000,000 to be paid together with the last instalment in July 2027. A margin of 0.9% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the Lender and pledged in favor of the Lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V "Synergy Antwerp”, M/V "Synergy Busan”, M/V "Synergy Keelung” and M/V "Synergy Oakland”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $250,000 within 2023 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the existing facility.

(d)

On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at SOFR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.

(e)

On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan is payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bears interest at SOFR plus a margin of 2.35%. The loan is secured with the following: (i) first priority mortgage over M/V “Jonathan P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $117,500 within 2021 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.

(f)

On December 14, 2021, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”), and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at SOFR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 within 2022 for this loan.

(g)

On September 13, 2022, the Company signed a term loan facility with HSBC, and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan is payable in ten consecutive quarterly installments of $1,000,000 each followed by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bears interest at SOFR plus a margin of 1.95%. The loan is secured with the following: (i) first priority mortgages over M/V “Emmanuel P” and M/V “Rena P”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $115,500 within 2022 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.

(h)	On March 30, 2023, the Company signed a loan agreement with Eurobank for a loan up to the lesser of $26.0 million or up to 67% of the vessel’s market value, in order to finance part of the construction cost of M/V “Gregos” (Hull No. 4201). A loan of $26,000,000 was drawn by Gregos Maritime Ltd. on March 31, 2023. The loan is payable in twenty-eight consecutive quarterly instalments, twelve in the amount of $700,000 and sixteen in the amount of $450,000, with a $10,400,000 balloon payment to be made with the last installment in March 2030. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $221,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgage over M/V "Gregos", (ii) first assignment of earnings and insurance of M/V "Gregos" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(i)

On  June 29, 2023, the Company signed a loan agreement with the National Bank of Greece S.A., and a loan of $26,000,000 was drawn by Terataki Shipping Ltd., in order to finance part of the construction cost of M/V “Terataki” (Hull No. 4202). The loan is payable in twenty-four consecutive quarterly instalments, twelve in the amount of $800,000 and twelve in the amount of $200,000, with a $14,000,000 balloon payment to be made with the last installment in June 2029. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $260,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgage over M/V "Terataki", (ii) first assignment of earnings and insurance of M/V "Terataki" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,593,173 and $5,702,994 as of December 31, 2022 and 2023, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2023, all the debt covenants are satisfied.

The publication of U.S. Dollar LIBOR for the one-week and two-month U.S. Dollar LIBOR tenors ceased on December 31, 2021, and the ICE Benchmark Administration (“IBA”), the administrator of LIBOR, with the support of the United States Federal Reserve and the United Kingdom’s Financial Conduct Authority, ceased all other U.S. Dollar LIBOR tenors on June 30, 2023. The United States Federal Reserve concurrently issued a statement advising banks to cease issuing U.S. Dollar LIBOR instruments after 2021. As such, any new debt agreements the Company entered into did not use LIBOR as an interest rate, and the Company transitioned its existing loan agreements and interest rate swap agreements from U.S. Dollar LIBOR to an alternative reference rate prior to June 2023.

In response to the anticipated discontinuation of LIBOR, the Alternative Reference Rate Committee, a committee convened by the Federal Reserve that includes major market participants, selected an alternative rate to replace U.S. Dollar LIBOR: the SOFR. SOFR is a broad measure of the cost of borrowing cash in the overnight U.S. treasury repo market. SOFR is now the predominant interest rate being used across cash and derivatives markets and the one used following the transition away from LIBOR. The impact of such a transition from LIBOR to SOFR was not significant for the Company. In light of the transition the Company added fallback language to existing debt tied to LIBOR and in some cases agreed to pricing adjustments in its credit agreements. In particular, in certain cases the fallback language provides for the implementation of the so called “hardwire approach” where even the pricing adjustment (the Credit Adjustment Spread or “CAS”) is agreed to in advance, and in other cases the fallback language provides for a negotiation framework and timing in advance of the expected transition. As of December 31, 2023, the Company’s obligations under its credit facilities which accrue interest are based on SOFR.

Interest expense for the years ended December 31, 2021, 2022 and 2023 amounted to $2,556,237, $4,729,759 and $5,955,496 respectively, after interest capitalized to the vessels under construction. Capitalized interest for the year ended December 31, 2022 and 2023 amounted to $544,639 and $3,410,933, respectively.